Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2020
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Basis of preparation	Basis of preparation

The interim condensed consolidated financial statements for the six-month
period ended June 30, 2020 have been prepared in accordance with International Accounting Standards (IAS) 34
Interim Financial Reporting
. They do not include all the information required for a complete set of IFRS financial statements. However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Group since the most recent annual financial statements (December 31, 2019). For comparative purposes a consolidated balance sheet as at June 30, 2019 has also been presented. The financial information is presented in Sterling.
The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements for the year ended December 31, 2019. As a result of a new transaction during the period additional accounting policies have been applied and are disclosed below.
These condensed interim financial statements are unaudited and do not constitute statutory accounts of the Group as defined in section 434 of the Companies Act 2006.
The financial information for the year ended December 31, 2019 has been extracted from the Group’s published financial statements for that year, and a copy of the statutory accounts for that financial year has been delivered to the Registrar of Companies. The auditors reported on those accounts and their report was unqualified, did not draw attention to any matters by way of emphasis and did not contain a statement under section 498(2) or (3) of the Companies Act 2006.
Classification as debt or equity

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
Embedded derivatives
An embedded derivative is a component of a hybrid contract that also includes a non-derivative
host with the effect that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative. Derivatives embedded in hybrid contracts with hosts that are not financial assets within the scope of IFRS 9 (e.g. financial liabilities) are treated as separate derivatives when they meet the definition of a derivative, their risks and characteristics are not closely related to those of the host contracts and the host contracts are not measured at FVTPL.

Revision of previously issued financial statements
Revision of previously issued financial statements
We have identified a classification error in our unaudited interim statement of comprehensive loss for the period ended June 30, 2019 related to loan modification gain. In correcting the error, administrative expenses increased by £0.5 million and finance charges decreased by an equivalent amount. There was no impact on net loss. We evaluated the materiality of the error quantitatively and qualitatively and concluded it was not material to our previously issued interim condensed consolidated financial statements as a whole for the period ended and as of June 30, 2019. Please refer to Financial statement note 6b.

Segmental information
Segmental information
Management views the business as a single portfolio of product candidates. Only R&D expenses are monitored at a product candidate level, however, the Chief Operating Decision Maker (CODM) makes decisions over resource allocation at an overall portfolio level. The Group’s financing is managed and monitored on a consolidated basis. All non-current
assets held by the Group are located in the U.K. and U.S.
The Group’s CODM is the executive management team (comprised of the Chief Executive
Officer, Interim
Chief Financial Officer, Chief Medical Officer, General Counsel, the Head of Corporate Development and the Head of Patient Access and Commercial Planning) which manages the operating results of the business.
The operations of the Group are not prone to seasonal or cyclical variations. The operations of the Group are mostly influenced by the timing of progression on underlying clinical development programmes across product candidates which remain under development.

Going concern
Going Concern
These consolidated condensed interim financial statements have been prepared on a going concern basis, which contemplates the realisation of assets and the payment of liabilities in the ordinary course of business. The Group incurred net losses of £124.6 million and £16.2 million for the six month period ended 30 June 2020 and 30 June 2019 respectively. As at 30 June 2020, the Group had total cash resources of £56.8 million and net current assets of £44.4 million.
As part of the going concern review, the Directors have considered the funding requirements of the Group through consideration of the Group’s current business plan and the preparation of detailed cash flow forecasts. The going concern review prepared by the Directors extends through to 2022 from the date of approval of these consolidated interim financial statements.
In preparing these forecasts the Directors have considered the impact of
COVID-19
and in particular the unprecedented burden on health systems in impacted countries around the world. As a result, clinical centres have diverted resources away from the performance of clinical trials and because of that and the vulnerability of patients in the Company’s setrusumab clinical development program for osteogenesis imperfecta (OI) and its Phase 2 alvelestat program for patients with alpha-1
antitrypsin deficiency (AATD), the Company’s clinical activities will face some delays. AATD patients, in particular, are at greater risk from
COVID-19
given that the condition is a respiratory and lung condition, for this reason, our Phase 2 alvelestat trial will be delayed with topline data now expected in the second half of 2021. We are also currently planning to initiate a Phase 3 study in children with OI once a partnership has been concluded.
In addition, the Directors have considered a downside scenario involving an increase in operating overheads, an increase in the costs of setting up and running the planned Phase 1b study for etiligimab when this study is contracted out to third parties and increased investment in manufacturing development costs for setrusumab. In addition, in this scenario the forecasts also indicate that the Group will have sufficient funds to meet its liabilities as they fall due for at least the next 12 months.
In both scenarios the Directors have not taken into account potential income from partnering one or more of its assets which would increase the cash resources available to the Group.
In conclusion, although the Group continues to make losses, the directors believe it is appropriate to prepare the financial information on the going concern basis. This is because the Group’s development into new products continues to progress according to plan and the funding secured to date will allow it to meet its liabilities as they fall due for at least 12 months from the date of authorization for the issue of these consolidated condensed interim financial statements.

Significant accounting estimates and judgments
Significant accounting estimates and judgments
The preparation of these financial statements requires the management of the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses. The Company bases its estimates and judgments on historical experience and on various other assumptions that it considers to be reasonable. Actual results may differ from these estimates under different assumptions or conditions.
The significant accounting estimates and judgments adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company’s consolidated financial statements for the year ended December 31, 2019, with the addition of those disclosed below as a result of the private placement detailed in Note 5.
Judgments
Identification and classification of financial instruments from the private placement
On June 3, 2020 (the transaction date), the Company completed a private placement (Note 5) which comprised the issue of Ordinary Shares, Loan Notes and Warrants. Judgment is applied under IAS 32 (Financial instruments: Presentation) in determining the features of the identified financial instruments on both the transaction date and the date of the General Meeting at which Resolutions relating to the private placement were voted on by the Shareholders, to determine the appropriate recognition in accordance with IAS 32. In applying this judgment, Management considered the probability of passing the Resolutions at the General Meeting and the likelihood of a change of control prior to the passing of the Resolutions, which impact the settlement terms of the financial instruments, and the classification of the financial instruments as liabilities or equity. Management concluded that a change of control event is uncertain and outside of the Company’s control, and therefore the conversion feature on the Loan Notes at transaction date represents a financial liability with an embedded derivative for the conversion option. On the passing of the Resolutions, judgment was applied to determine that the effective terms of the Loans Notes changed, and Management elected to reclassify the embedded derivative financial liability representing the conversion option to equity at its fair value, with no gain or loss in profit or loss at the date of reclassification.

Estimates
Fair value of private placement financial instruments
As part of the private placement (Note 5) the Group performed a valuation of the fair value of the identified financial instruments on the transaction date and the General Meeting date. For qualifying instruments, the fair value is reassessed at each balance sheet date. Specific consideration was applied to the estimation of implied share price on the transaction date, the volatility, credit spread and discount rate.